PROPERTY PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY PLANT AND EQUIPMENT
Schedule of property, plant and equipment [Table Text Block]
	June 30, 2023	December 31, 2022
Land	$296	$291
Buildings	-	-
Machinery and office equipment	759	1,098
Vehicles	81	37
Total	1,136	1,426
Less: accumulated depreciation	(185)	(208)
Property, plant and equipment, net	$951	$1,218

	December 31, 2022	December 31, 2021
Thousands of United States dollars
Land	$637	$112
Buildings	1,875	928
Machinery and office equipment	2,853	1,991
Vehicles	71	37
Construction in progress	-	905
Total	5,436	3,973
Less: accumulated depreciation	(626)	(223)
Property, plant and equipment, net	$4,810	$3,750